As filed with the Securities and Exchange Commission on June 8, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21716

LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Reserve Liquidity Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2007

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Lehman Brothers

Reserve Liquidity Funds

Prime Reserve Portfolio

Annual Report

March 31, 2007

©2007 Lehman Brothers Asset Management LLC All rights reserved.

Chairman’s Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Prime Reserve Portfolio for the period ended March 31, 2007. The report includes portfolio commentary, a listing of the Portfolio’s investments, and the audited financial statements for the reporting period.

After two final 25 basis point increases through June 2006, the Federal Reserve paused in the policy of monetary tightening it had been pursuing since June of 2004, and kept the key Fed Funds rate at 5.25% for the balance of the reporting period. The central bank continues to articulate concerns about inflation; it has noted that it will look to future data releases to assess the impact of past rate increases in containing inflation and engineering a soft landing for the economy. This will determine whether, in the view of the Fed, further increases will be necessary or if rates can be reduced.

The Portfolio performed admirably and as expected throughout the period. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients’ principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS

Reserve Liquidity Funds Portfolio Commentary

We are pleased to report that the Prime Reserve Portfolio delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the fiscal year ending March 31, 2007.

The first three months of the period were marked by a continuation of the Federal Reserve’s cycle of tightening, bringing the total number of increases to 17, which added 425 basis points to the key Fed Funds rate over the course of two years. However, in the statement accompanying its June rate decision, the Fed acknowledged that previous tightening moves had fostered the desired slowdown in economic growth, as evidenced by declining housing statistics and higher energy costs that were beginning to restrain consumer balance sheets. Data releases throughout July reinforced this view, and the Fed—although it retained a tightening bias in its statements—left rates unchanged at its early August meeting and kept them on hold for the balance of the fiscal year.

The combination of slower economic growth and a pause in the Fed’s two-year tightening campaign led to a rally in bonds that began in the third quarter of calendar 2006, with the market delivering its best quarterly total return in four years and the fifth best in the last 10 years,* as average yields on the 10-year Treasury declined roughly 40 basis points between October and December 2006. The Fed continued its pause, removing language reflecting its tightening bias for its March 21 statement. This is a significant shift and suggests board members may be a bit more sanguine with respect to moderating economic prospects.

During the 12-month reporting period, investors were focused on issues including strains in the U.S. sub-prime mortgage market, inflationary pressures, and a vibrant U.S. employment picture. In recent months, there has been considerable anxiety surrounding the sub-prime mortgage market as delinquencies and foreclosures continue to climb. However, employment figures remain benign as monthly non-farm payrolls for the first quarter of 2007 averaged gains of 152,000 and the unemployment rate dropped to 4.4% at the end of March. The Core Personal Consumption Expenditures (PCE) Price Index, policy makers’ preferred measure of inflation, increased to an annualized rate of 2.4% in February. This is above Fed officials’ well known “comfort” level.

Looking forward, we expect the Fed to leave rates unchanged in the short term as it assesses the macroeconomic impact of a housing led slowdown on the broader economy. Inherent problems persist in the sub-prime sector but it is unclear whether these problems will move into the prime market. And although inflation remains stubbornly high, we feel that the Fed will be hard-pressed to raise short-term rates, despite board members’ stated willingness to do so. Ultimately, we anticipate that the next move by the Fed will be to take rates lower, or to take no action and remain neutral. In the interim, we anticipate that rates will be limited to a trading range as the market and the Fed digest incoming data. We will seek to capitalize on pockets of interest rate volatility in an effort to provide consistent and secure returns to our shareholders.

Prime Reserve Portfolio

For the fiscal year ending on March 31, 2007, the Prime Reserve Portfolio returned 5.19% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average’s 5.00%. The Portfolio closed fiscal 2007 with a 5.19% seven-day current yield and a 5.32% seven-day effective yield; this more closely reflects current earnings than the six-month or one-year figures.

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY

PORTFOLIO CO-MANAGERS

PRIME MASTER SERIES

Maturity Diversification (% by Maturity)

1 - 7 Days	22.8%
8 - 30 Days	30.2
31 - 90 Days	30.6
91 - 180 Days	11.5
181+ Days	4.9

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The composition, industries and holdings of the Portfolio are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

*	As measured by the Lehman Brothers U.S. Aggregate Index.

Endnotes

1	Neuberger Berman Management Inc. (“Management”) has contractually undertaken to reimburse Prime Reserve Portfolio so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Portfolio are limited to 0.20% of average daily net assets. The undertaking lasts until March 31, 2010. The Portfolio has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the year ended March 31, 2007, if this reimbursement was not made, performance would be lower for the Portfolio.

Prior to December 18, 2006, Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of the average net assets of the Master Series in which the Portfolio invests. As a result of this waiver, the Portfolio indirectly received a management fee waiver and the investment management fee of the corresponding Master Series was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for the Portfolio. Effective December 18, 2006, the management fee of the Portfolios’ corresponding Master Series was changed to an annual rate of 0.08% of its average daily net assets.

2	“Current yield” of a money market fund refers to the income generated by an investment in the Portfolio over a recent 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030.

Glossary of Indices

The iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable, except Second Tier Commercial Paper.

Lehman Brothers U.S. Aggregate Index:

An unmanaged index that represents the U.S. domestic investment grade bond market. It is comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Funds may invest in securities not included in the above-described indices.

Information About Your Portfolio’s Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include the portfolio’s proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended March 31, 2007 and held for the entire period. The table illustrates the portfolio’s costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the portfolio’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this portfolio versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 3/31/07 (Unaudited)

PRIME RESERVE PORTFOLIO

Actual	Beginning Account Value 10/1/06	Ending Account Value 3/31/07	Expenses Paid During the Period* 10/1/06-3/31/07
	$1,000.00	$1,026.10	$1.01

Hypothetical (5% annual return before expenses)**
	$1,000.00	$1,023.94	$1.01

*	Expenses are equal to the annualized expense ratio of .20%, for the portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). The portfolio’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

Statement of Assets and Liabilities

Reserve Liquidity Funds

(000's omitted except per share amounts)

Prime Reserve Portfolio
March 31, 2007
Assets
Investment in corresponding Master Series, at value (Note A)	$1,582,360

Total Assets	1,582,360

Liabilities
Dividends payable	77
Payable to administrator-net (Note B)	94
Accrued expenses and other payables	32

Total Liabilities	203

Net Assets at value	$1,582,157

Net Assets consist of:
Paid-in capital	$1,582,220
Distributions in excess of net investment income	(1)
Accumulated net realized gains (losses) on investment	(62)

Net Assets at value	$1,582,157

Shares Outstanding ($.001 par value; unlimited shares authorized)	1,582,220

Net Asset Value, offering and redemption price per share	$1.00

See Notes to Financial Statements

Statement of Operations

Reserve Liquidity Funds

(000's omitted)

PRIME RESERVE PORTFOLIO
For the Year Ended March 31, 2007
Investment Income
Investment income from corresponding Master Series (Note A)	$142,073
Expenses from corresponding Master Series (Notes A & B)	(2,627)

Net investment income from corresponding Master Series	139,446

Expenses:
Administration fees (Note B)	2,133
Distribution fees (Note B)	527
Audit fees	6
Legal fees	47
Registration and filing fees	303
Shareholder reports	10
Shareholder servicing agent fees	16
Trustees' fees and expenses	6
Miscellaneous	47

Total expenses	3,095

Expenses reimbursed by administrator (Note B)	(387)

Total net expenses	2,708

Net investment income (loss)	$136,738

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	(43)

Net increase (decrease) in net assets resulting from operations	$136,695

See Notes to Financial Statements

Statement of Changes in Net Assets

Reserve Liquidity Funds

(000's omitted)

	PRIME RESERVE PORTFOLIO
	Year Ended March 31, 2007	Period from April 11, 2005 (Commencement of Operations) to March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$136,738	$15,354
Net realized gain (loss) on investments from corresponding Master Series	(43)	(19)
Net increase (decrease) in net assets resulting from operations	136,695	15,335

Distributions to Shareholders From (Note A):
Net investment income	(136,739)	(15,354)
Total distributions to shareholders	(136,739)	(15,354)

From Portfolio Share Transactions (Note D):
Proceeds from shares sold in initial capitalization	—	100
Proceeds from shares sold	27,900,071	7,224,328
Proceeds from reinvestment of dividends and distributions	134,235	14,808
Payments for shares redeemed	(27,281,586)	(6,409,736)
Net increase (decrease) from Portfolio share transactions	752,720	829,500
Net Increase (Decrease) in Net Assets	752,676	829,481

Net Assets:
Beginning of period	829,481	—
End of period	$1,582,157	$829,481
Undistributed net investment income (loss) at end of period	$—	$—
Distributions in excess of net investment income at end of period	$(1)	$—

See Notes to Financial Statements

Notes to Financial Statements Reserve Liquidity Funds

Note A—Summary of Significant Accounting Policies:

1	General: The Prime Reserve Portfolio (“Prime Reserve”) (the “Portfolio”) (formerly, the Lehman Brothers Prime Reserve Money Fund) is a separate operating series of Lehman Brothers Reserve Liquidity Funds (the “Trust”) (formerly, Lehman Brothers Reserve Liquidity Series), a Delaware statutory trust organized pursuant to a Trust Instrument dated February 15, 2005. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended. The Portfolio had no operations until April 11, 2005 other than matters relating to its organization and the sale on March 21, 2005 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Portfolio’s investment manager (“Management”). The Board of Trustees of the Trust (the “Board”) may establish additional series or classes of shares without the approval of shareholders.

The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other series of the Trust.

The Portfolio seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust, Prime Master Series (the “Master Series”) (formerly, Prime Portfolio), that has an investment objective identical to, and a name similar to, that of the Portfolio. The value of the Portfolio’s investment in the Master Series reflects the Portfolio's proportionate interest in the net assets of the Master Series (24.41% at March 31, 2007). The performance of the Portfolio is directly affected by the performance of the Master Series. The financial statements of the Master Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio’s financial statements.

It is the policy of the Portfolio to maintain a continuous net asset value per share of $1.00; the Portfolio has adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Portfolio will be able to maintain a stable net asset value per share. The Portfolio complies with Rule 2a-7 of the 1940 Act.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: The Portfolio records its investment in the Master Series at value. Investment securities held by the Master Series are valued as indicated in the notes following the Master Series’ Schedule of Investments.

3	Income tax information: It is the policy of the Portfolio to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Master Series, timing differences and differing characterization of distributions made by the Portfolio as a whole.

As determined on March 31, 2007, there were no permanent differences resulting from different book and tax accounting.

The tax character of distributions paid during the year ended March 31, 2007 and the period ended March 31, 2006 was as follows:

Distributions Paid From:
Ordinary Income		Total
2007	2006	2007	2006
$136,739,181	$15,353,867	$136,739,181	$15,353,867

As of March 31, 2007, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Loss Carryforwards and Deferrals	Total
$99,302	$(84,918)	$14,384

The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferral, non-deductible organization costs and capital loss carryforwards.

To the extent the Portfolio’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Portfolio not to distribute such gains. As determined at March 31, 2007, the Portfolio had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Expiring in:
2014	2015
$5,650	$39,531

Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2007, the Portfolio elected to defer $16,697 net capital losses arising between November 1, 2006 and March 31, 2007.

4	Distributions to shareholders: The Portfolio earns income, net of expenses, daily on its investment in the Master Series. It is the policy of the Portfolio to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Portfolio or the Trust, are allocated among the Portfolio and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6	Other: All net investment income and realized and unrealized capital gains and losses of the Master Series are allocated pro rata among the Portfolio and any other investors in the Master Series, if any.

7	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Portfolio retains Management as its administrator under an Administration Agreement. The Portfolio pays Management an administration fee at the annual rate of 0.08% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company (“State Street”) as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. The Portfolio indirectly pays for investment management services through its investment in the Master Series (see Note B of Notes to Financial Statements of the Master Series). As a result of a management fee waiver at the Master Series level, for the period ended December 17, 2006, the Portfolio indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Master Series of $344,474.

Management has contractually undertaken through March 31, 2010 to reimburse the Portfolio for its operating expenses plus its pro rata portion of its corresponding Master Series’ operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) (“Operating Expenses”) which exceed, in the aggregate, 0.20% per annum of the Portfolio’s average daily net assets (the “Expense Limitation”). For the year ended March 31, 2007, such excess expenses amounted to $386,536.

The Portfolio has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement.

During the year ended March 31, 2007, there was no reimbursement to Management under this agreement. At March 31, 2007, contingent liabilities to Management under this agreement were as follows:

Expiring in:
2009	2010	Total
$469,019	$386,536	$855,555

Management and Lehman Brothers Asset Management LLC (“LBAM”), sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

The Portfolio also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of the Portfolio.

Management acts as agent in arranging for the sale of shares without commission and bears advertising and promotion expenses. The Board had previously adopted a distribution plan (“Plan”), pursuant to Rule 12b-1 under the 1940 Act which was eliminated for all series of the Trust as of October 2, 2006. The Plan provided that, as compensation for administrative and other services provided to the Portfolio, Management's activities and expenses related to the sale and distribution of the Portfolio, and ongoing services provided to investors in the Portfolio, Management received a fee at the annual rate of 0.05% of average daily net assets. Management received this amount to provide distribution and shareholder servicing and paid a portion of it to institutions that provided such services. Those institutions were unable to use these payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid during any year may have been more or less than the cost of distribution and other services provided to the Portfolio. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plan complied with those rules.

The Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $16,371.

Note C—Investment Transactions:

During the year ended March 31, 2007, contributions and withdrawals in the Portfolio’s investment in the Master Series were as follows:

(000’s omitted)	Contributions	Withdrawals
	$16,045,889	$15,432,392

Note D—Portfolio Share Transactions:

Share activity at $1.00 per share for the year ended March 31, 2007 and for the period ended March 31, 2006 was as follows:

	For the Year Ended March 31, 2007				For the Period Ended March 31, 2006*
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Initial Capitalization	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
	27,900,071	134,235	(27,281,586)	752,720	100	7,224,328	14,808	(6,409,736)	829,500

*	Period from April 11, 2005 (Commencement of Operations) to March 31, 2006.

Note E—Recent Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a “more-likely-than-not” threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Securities and Exchange Commission will permit investment companies to delay implementation of FIN 48 until September 30, 2007. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Portfolio’s financial position or results of operations.

Financial Highlights

Prime Reserve Portfolio †

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series' Financial Statements and notes thereto.

	Year Ended March 31, 2007	Period from April 11, 2005^ to March 31, 2006
Net Asset Value, Beginning of Period	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0507	.0354
Net Gains or Losses on Securities	(.0000)	(.0000)
Total From Investment Operations	.0507	.0354

Less Distributions From:
Net Investment Income	(.0507)	(.0354)
Total Distributions	(.0507)	(.0354)
Net Asset Value, End of Period	$1.0000	$1.0000
Total Return††	+5.19%	+3.59	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,582.2	$829.5
Ratio of Gross Expenses to Average Net Assets#	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	5.11%	3.78	%*

See Notes to Financial Highlights

Notes to Financial Highlights Reserve Liquidity Funds

†	The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio’s proportionate share of the Master Series’ income and expenses.

††	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Lehman Brothers Reserve Liquidity Funds).

‡	After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management (see Note B of Notes to Financial Statements of Lehman Brothers Reserve Liquidity Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended March 31, 2007	Period Ended March 31, 2006(1)
.23%	.34%

(1)	Period from April 11, 2005 (Commencement of Operations) to March 31, 2006.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

#	The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Lehman Brothers Reserve Liquidity Funds and

Shareholders of Prime Reserve Portfolio

We have audited the accompanying statement of assets and liabilities of Prime Reserve Portfolio (the “Portfolio”) (formerly known as Lehman Brothers Prime Reserve Money Fund), a series of Lehman Brothers Reserve Liquidity Funds (formerly known as Lehman Brothers Reserve Liquidity Series), as of March 31, 2007, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period from April 11, 2005 to March 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Reserve Portfolio as of March 31, 2007, and the results of its operations for the year then ended, and the changes in net assets and the financial highlights for the year then ended and for the period from April 11, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 11, 2007

Schedule of Investments Prime Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (0.9%)
$60,000	Federal Home Loan Bank, Bonds, 5.38%, due 4/9/08	AGY	AGY	$60,000

Certificates of Deposit (2.2%)
60,000	Barclays Bank NY, Yankee CD, 5.35%, due 4/23/08	P-1	A-1+	60,000
35,000	Charter One Bank NA, CD, 5.32%, due 4/17/07	P-1	A-1+	35,000
50,000	Credit Suisse First Boston, Yankee CD, 5.31%, due 4/4/07	P-1	A-1+	50,000
	Total Certificates of Deposit			145,000

Floating Rate Certificates of Deposit (2.4%)µ
25,000	Barclays Bank NY, Floating Rate Yankee CD, 5.30%, due 6/5/07	P-1	A-1+	24,997
90,000	Calyon NY, Floating Rate Yankee CD, 5.26% & 5.32%, due 4/2/07	P-1	A-1+	89,990
40,000	Credit Suisse First Boston, Floating Rate Yankee CD, 5.31% & 5.36%, due 4/2/07 & 4/24/07	P-1	A-1+	40,000
	Total Floating Rate Certificates of Deposit			154,987

Commercial Paper (61.6%)

Asset Backed (47.8%)
184,416	Ajax Bambino Funding, Inc., 5.25% - 5.29%, due 4/10/07 - 6/11/07	P-1	A-1+	183,755
10,000	Amstel Funding Corp., 5.18%, due 4/3/07	P-1	A-1+	9,999
50,000	Amstel Funding Corp., 5.22%, due 4/16/07	P-1	A-1+	49,899	ñ
109,730	Barton Capital Corp., 5.25% & 5.26%, due 4/4/07 & 4/24/07	P-1	A-1+	109,579	ñ
43,240	Barton Capital Corp., 5.26%, due 4/10/07	P-1	A-1+	43,189
60,840	Cancara Asset Securitization Ltd., 5.22%, due 6/6/07 & 6/11/07	P-1	A-1+	60,259
53,823	Chariot Funding LLC, 5.25%, due 4/23/07	P-1	A-1	53,658
215,000	Charta LLC, 5.24% - 5.26%, due 4/9/07 - 6/25/07	P-1	A-1	213,683
203,586	Ciesco LLC, 5.23% & 5.25%, due 5/8/07 & 6/27/07	P-1	A-1+	201,296
50,000	CRC Funding LLC, 5.25%, due 4/9/07	P-1	A-1+	49,949
125,000	CRC Funding LLC, 5.21% & 5.24%, due 5/2/07 & 6/11/07	P-1	A-1+	124,022	ñ
184,192	Crown Point Capital Co., 5.16% - 5.26%, due 4/5/07 - 9/10/07	P-1	A-1	183,722
50,000	Cullinan Finance Ltd., 5.18%, due 4/4/07	P-1	A-1+	49,986
118,390	Edison Asset Securitization LLC, 5.18% - 5.24%, due 4/9/07 - 7/6/07	P-1	A-1+	117,385
41,891	Erasmus Capital Corp., 5.15% - 5.29%, due 4/25/07 - 10/11/07	P-1	A-1+	41,278
68,108	Fairway Finance, 5.26%, due 4/13/07	P-1	A-1	67,999	ñ
11,509	Fairway Finance, 5.20%, due 8/1/07	P-1	A-1	11,308
75,000	Grampian Funding LLC, 5.22%, due 4/13/07	P-1	A-1+	74,880
28,011	Ivory Funding Corp., 5.23% & 5.24%, due 5/29/07 & 6/1/07	P-1	A-1	27,771

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$230,083	Jupiter Securitization Corp., 5.15% - 5.25%, due 4/3/07 - 9/17/07	P-1	A-1	$226,227
19,680	K2 (USA) LLC, 5.21%, due 4/25/07	P-1	A-1+	19,614
40,000	Lexington Parker Capital, 5.24%, due 5/8/07	P-1	A-1	39,790
60,516	Mane Funding Corp., 5.23%, due 6/19/07	P-1	A-1+	59,830
10,297	Mont Blanc Capital Corp., 5.24%, due 5/15/07	P-1	A-1+	10,233
84,957	Old Line Funding LLC, 5.25%, due 4/20/07 & 4/27/07	P-1	A-1+	84,691
50,000	Park Avenue Receivables Co. LLC, 5.25%, due 4/23/07	P-1	A-1	49,847
70,000	Park Granada LLC, 5.17% & 5.21%, due 7/30/07 & 9/25/07	P-1	A-1+	68,512
137,500	Picaros Funding, 5.15% - 5.25%, due 5/3/07 - 7/10/07	P-1	A-1+	136,486
16,736	Regency Markets No. 1 LLC, 5.28%, due 4/25/07	P-1	A-1	16,680
16,047	Sheffield Receivables Corp., 5.26%, due 4/2/07	P-1	A-1+	16,047
50,000	Sigma Finance, Inc., 5.21%, due 8/16/07	P-1	A-1+	49,016
20,000	Solitaire Funding LLC, 5.24%, due 5/21/07	P-1	A-1+	19,857
20,200	Tango Finance Corp., 5.24%, due 5/23/07	P-1	A-1+	20,050
111,655	Thames Asset Securitization LLC, 5.23% - 5.26%, due 4/5/07 - 6/12/07	P-1	A-1	111,442
187,210	Thunderbay Funding, Inc., 5.25% - 5.27%, due 4/18/07 - 5/7/07	P-1	A-1	186,472
45,000	Variable Funding Capital Corp., 5.26%, due 4/2/07	P-1	A-1+	45,000
124,483	Wal-Mart Funding Corp., 5.23%, due 5/24/07	P-1	A-1+	123,543
141,935	Yorktown Capital, 5.24% - 5.26%, due 4/11/07 - 5/21/07	P-1	A-1+	141,285
				3,098,239

Banking/Foreign (13.8%)
28,005	Bank of America NA, 5.09%, due 10/12/07	P-1	A-1+	27,241
145,000	Barclays U.S. Funding Corp., 5.20% - 5.24%, due 4/16/07 - 8/13/07	P-1	A-1+	143,390
100,000	Calyon NA, Inc., 5.21%, due 7/9/07	P-1	A-1+	98,583
35,000	Credit Suisse First Boston, 5.24%, due 4/17/07	P-1	A-1+	34,923
50,000	Danske Corp., 5.09%, due 10/29/07	P-1	A-1+	48,515
137,000	HSBC Bank USA, 5.20% & 5.22%, due 6/27/07 & 8/6/07	P-1	A-1+	134,736
11,000	ING America Insurance Holdings, Inc., 5.23%, due 4/5/07	P-1	A-1+	10,995
50,000	Rabobank U.S. Financial Corp., 5.12%, due 9/28/07	P-1	A-1+	48,728
145,000	Societe Generale NA, 5.08% - 5.20%, due 8/8/07 - 10/29/07	P-1	A-1+	141,383
209,595	UBS Finance, Inc., 5.18% - 5.24%, due 5/2/07 - 7/11/07	P-1	A-1+	208,088
				896,582
	Total Commercial Paper			3,994,821

Floating Rate Commercial Paper (3.0%)µ

Financial Services (3.0%)
75,000	Lexington Parker Capital, 5.31%, due 5/10/07	P-1	A-1	74,995
120,000	Morgan Stanley, 5.31% - 5.32%, due 4/2/07 - 4/8/07	P-1	A-1	120,000
	Total Floating Rate Commercial Paper			194,995

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Time Deposits (2.7%)
$177,000	Suntrust Bank, Grand Cayman, Inc., 5.25%, due 4/2/07	P-1	A-1	$177,000

Corporate Debt Securities (1.8%)

Asset Backed (1.6%)
100,000	Cullinan Finance Corp., Medium-Term Notes, 5.34% - 5.41%, due 10/10/07 - 4/10/08	P-1	A-1+	99,998	ñ

Banking/Foreign (0.2%)
15,000	UBS AG, Medium-Term Notes, 5.42%, due 1/11/08	P-1	A-1+	15,000
	Total Corporate Debt Securities			114,998

Floating Rate Corporate Debt Securities (25.9%)µ

Asset Backed (16.8%)
15,000	American Honda Finance, Floating Rate Medium-Term Notes, 5.36%, due 4/12/07	P-1	A-1	15,000	ñ
50,000	Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 5.31% & 5.54%, due 4/2/07 & 5/18/07	P-1	A-1+	49,994	ñ
75,000	Cullinan Finance Corp., Floating Rate Medium-Term Notes, 5.32%, due 5/15/07	P-1	A-1+	74,995	ñ
25,000	Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.31%, due 5/16/07	P-1	A-1+	24,995	ñ
160,000	K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 5.30% - 5.36%, due 4/25/07 - 6/22/07	P-1	A-1+	159,992	ñ
240,000	Links Finance LLC, Floating Rate Medium-Term Notes, 5.28% - 5.32%, due 4/10/07 - 6/1/07	P-1	A-1+	239,973	ñ
197,500	Parkland (USA) LLC, Floating Rate Medium-Term Notes, 5.30% - 5.34%, due 4/10/07 - 6/25/07	P-1	A-1+	197,492	ñ
85,000	Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 5.28% - 5.32%, due 4/20/07 - 6/20/07	P-1	A-1+	84,997	ñ
152,500	Tango Finance Corp., Floating Rate Medium-Term Notes, 5.31% - 5.33%, due 4/30/07 - 6/25/07	P-1	A-1+	152,495	ñ
90,000	Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 5.28% - 5.35%, due 4/16/07 - 6/13/07	P-1	A-1+	89,997	ñ
				1,089,930

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		RATING §		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Banking/Domestic (5.2%)
$75,000	American Express Bank FSB, Floating Rate Bank Notes, 5.29%, due 4/12/07	P-1	A-1	$74,998
50,000	Bank of America NA, Floating Rate Bank Notes, 5.32%, due 5/15/07	P-1	A-1+	50,000
17,000	Citigroup, Inc., Floating Rate Notes, 5.41%, due 6/4/07	P-1	A-1+	17,002
100,000	National City Bank, Floating Rate Bank Notes, 5.34%, due 4/25/07	P-1	A-1	100,012
66,100	Wachovia Corp., Senior Floating Rate Notes, 5.44%, due 4/23/07	P-1	A-1+	66,124
28,000	Wells Fargo & Co., Floating Rate Notes, 5.33%, due 4/16/07	P-1	A-1+	28,000	ñ
				336,136

Banking/Foreign (2.0%)
40,000	Calyon NY, Floating Rate Notes, 5.33%, due 5/10/07	P-1	A-1+	39,998
50,000	HSBC Finance Corp., Floating Rate Medium-Term Notes, 5.40%, due 4/4/07	P-1	A-1+	50,017
40,000	Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.31%, due 4/2/07	P-1	A-1+	40,000	ñ
				130,015

Financial Services (1.9%)
45,000	Bear Stearns Master Note, 5.56%, due 11/6/07	P-1	A-1	45,000
75,000	Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.30%, due 4/18/07	P-1	A-1+	75,000
				120,000
	Total Floating Rate Corporate Debt Securities			1,676,081

Promissory Notes (1.6%)µ
100,000	Goldman Sachs Group, 5.35% – 5.43%, due 4/2/07	P-1	A-1+	100,000

Asset-Backed Securities (0.3%)
8,904	CIT Equipment Collateral, Ser. 2006-VT2, Class A1, 5.34%, due 11/20/07	P-1	A-1+	8,904
12,579	USAA Auto Owner Trust, Ser. 2006-4, Class A1, 5.34%, due 12/13/07	P-1	A-1+	12,579
	Total Asset-Backed Securities			21,483

	Total Investments (102.4%)			6,639,365
	Liabilities, less cash, receivables and other assets [(2.4%)]			(156,561)
	Total Net Assets (100.0%)			$6,482,804

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2007, these securities amounted to $1,609,427,000 or 24.8% of net assets for the Master Series.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2007.

§	Credit Ratings are unaudited.

Statement of Assets and Liabilities

Institutional Liquidity Trust

(000's omitted)

Prime Master Series
March 31, 2007
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers	$6,639,365
Interest receivable	14,767
Receivable for securities sold	24,949
Prepaid expenses	156

Total Assets	6,679,237

Liabilities
Due to custodian	65,673
Payable for securities purchased	129,986
Payable to investment manager-net (Note B)	547
Accrued expenses and other payables	227

Total Liabilities	196,433

Net Assets Applicable to Investors' Beneficial Interests	$6,482,804

Net Assets consist of:
Paid-in capital	$6,482,804

*Cost of investments:
Unaffiliated issuers	$6,639,365

See Notes to Financial Statements

Statement of Operations

Institutional Liquidity Trust

(000’s omitted)

PRIME MASTER SERIES
For the Year Ended March 31, 2007
Investment Income
Income:
Interest income-unaffiliated issuers (Note A)	$296,858

Expenses:
Investment management fees (Note B)	5,199
Audit fees	29
Custodian fees (Note B)	846
Insurance expense	112
Legal fees	3
Rating agency fees	25
Shareholder reports	6
Trustees’ fees and expenses	26
Miscellaneous	40

Total expenses	6,286

Investment management fees waived (Note B)	(719)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(39)

Total net expenses	5,528

Net investment income	$291,330

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(95)

Net increase (decrease) in net assets resulting from operations	$291,235

See Notes to Financial Statements

Statement of Changes in Net Assets

Institutional Liquidity Trust

(000’s omitted)

	PRIME MASTER SERIES
	Year Ended March 31, 2007	Year Ended March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$291,330	$76,803
Net realized gain (loss) on investments	(95)	(78)
Net increase (decrease) in net assets resulting from operations	291,235	76,725

Transactions in Investors’ Beneficial Interest:
Contributions	35,971,111	14,573,443
Withdrawals	(32,985,741)	(12,721,501)
Net increase (decrease) from transactions in investors’ beneficial interest	2,985,370	1,851,942
Net Increase (Decrease) in Net Assets	3,276,605	1,928,667

Net Assets:
Beginning of year	3,206,199	1,277,532
End of year	$6,482,804	$3,206,199

See Notes to Financial Statements

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1	General: The Prime Master Series (the “Master Series”) (formerly, Prime Portfolio) is a separate operating series of Institutional Liquidity Trust (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

Other investment companies sponsored by Neuberger Berman Management Inc. (“Management”), the Master Series’ investment manager and Lehman Brothers Asset Management LLC (“LBAM”), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of the Master Series belong only to the Master Series, and the liabilities of the Master Series are borne solely by the Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series’ Schedule of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4	Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct its operations so that its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. The Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5	Concentration of risk: The Master Series normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Master Series’ performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7	Repurchase agreements: The Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

The Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, prior to December 18, 2006, the Master Series paid Management a fee at the annual rate of 0.10% of its average daily net assets. Management voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of the Master Series. For the year ended March 31, 2007, such waived fees amounted to $719,512 for Prime Master Series. Effective December 18, 2006, the Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets.

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to the Master Series, receives a monthly fee paid by Management, based on an annual rate of the Master Series’ average daily net assets. The Master Series does not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

The Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2007, the impact of this arrangement was a reduction of expenses of $38,957 for the Master Series.

Note C—Securities Transactions:

All securities transactions for the Master Series were short-term.

Note D—Recent Accounting Pronouncement:

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series’ financial position or results of operations.

Financial Highlights

Prime Master Series

	Year Ended March 31,		Period from December 27, 2004^ to March 31,
	2007	2006	2005

Ratios to Average Net Assets:
Gross Expenses#	.10%	.11%	.12	%*
Net Expenses‡	.10%	.10%	.11	%*
Net Investment Income (Loss)	5.19%	3.78%	2.43	%*
Total Return†	+5.29%	+3.87%	+0.66	%**
Net Assets, End of Period (in millions)	$6,482.8	$3,206.2	$1,277.5

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended March 31, 2007	Year Ended March 31, 2006	Period Ended March 31, 2005
Prime Master Series	.11%	.12%	.13	%(1)

(1)	Period from December 27, 2004 (commencement of operations) to March 31, 2005.

†	Total return for the Master Series has been calculated based on the total return for the feeder fund that invests all of its net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Institutional Liquidity Trust and

Owners of Beneficial Interest of Prime Master Series

We have audited the accompanying statement of assets and liabilities of Prime Master Series (the “Master Series”) (formerly known as Prime Portfolio), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Master Series as of March 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period from December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 11, 2007

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158–0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC

399 Park Avenue

New York, NY 10022

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (888) 556-9030.

Information about the Board of Trustees

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Fund Trustee(4)	Other Directorships Held Outside Fund Complex by Fund Trustee

Independent Fund Trustees

John Cannon (77)	Trustee since 2005	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	61	Independent Trustee or Director of three series of Oppenheimer Funds: Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (71)	Trustee since 2005	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	61	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

C. Anne Harvey (69)	Trustee since 2005	President, C.A. Harvey Associates since October 2001; formerly, Director, AARP, 1978 to December 2001.	61	Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Fund Trustee(4)	Other Directorships Held Outside Fund Complex by Fund Trustee

Robert A. Kavesh (79)	Trustee since 2005	Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary-Treasurer, American Finance Association, 1961 to 1979.	61	Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (47)	Trustee since 2007	Dean, School of Business, University of Wisconsin- Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business- Dartmouth College, 1998 to 2002.	61	Trustee, Northwestern Mutual Series Fund, Inc. since February 2007; Director, Wausau Paper since 2005; Director, Great Wolf Resorts since 2004.

Howard A. Mileaf (70)	Trustee since 2005	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	61	Director, Webfinancial Corporation (holding company) since December 2002; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

George W. Morriss (59)	Trustee since 2007	Formerly, Executive Vice President and Chief Financial Officer, People’s Bank (a financial services company), 1991 to 2001.	61	Member, Board of Managers, Old Mutual Funds of Hedge Funds (registered hedge fund) since October 2006.

Edward I. O’Brien (78)	Trustee since 2005	Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	61	Director, Legg Mason, Inc. (financial services holding company) since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Fund Trustee(4)	Other Directorships Held Outside Fund Complex by Fund Trustee

William E. Rulon (74)	Trustee since 2005	Retired; formerly, Senior Vice President, Foodmaker, Inc. (operator and franchiser of restaurants) until January 1997.	61	Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to “at risk” children), 1998 to 2006; formerly, Director, Prandium, Inc. (restaurants), March 2001 to July 2002.

Cornelius T. Ryan (75)	Trustee since 2005	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation since 1981.	61	None.

Tom D. Seip (57)	Trustee since 2005; Lead Independent Trustee beginning 2006	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc. and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	61	Director, H&R Block, Inc. (financial services company) since May 2001; Chairman, Compensation Committee, H&R Block, Inc. since 2006; Director, America One Foundation since 1998; formerly, Chairman, Governance and Nominating Committee, H&R Block, Inc., 2004 to 2006; Director, Forward Management, Inc. (asset management company), 1999 to 2006; formerly Director, E-Bay Zoological Society, 1999 to 2003; formerly, Director, General Magic (voice recognition software), 2001 to 2002; formerly, Director, E-Finance Corporation (credit decisioning services), 1999 to 2003; formerly, Director, Save-Daily.com (micro investing services), 1999 to 2003.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Fund Trustee(4)	Other Directorships Held Outside Fund Complex by Fund Trustee

Candace L. Straight (59)	Trustee since 2005	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	61	Director, Montpelier Re (reinsurance company) since 2006; Director, National Atlantic Holdings Corporation (property and casualty insurance company) since 2004; Director, The Proformance Insurance Company (property and casualty insurance company) since March 2004; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Peter P. Trapp (62)	Trustee since 2005	Regional Manager for Mid-Southern Region, Ford Motor Credit Company since September 1997; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	61	None.

Fund Trustees who are “Interested Persons”

Jack L. Rivkin (66)*	President and Trustee since 2005	Executive Vice President and Chief Investment Officer, Neuberger Berman Inc. (holding company) since 2002 and 2003, respectively; Managing Director and Chief Investment Officer, Neuberger Berman, LLC since December 2005 and 2003, respectively; formerly, Executive Vice President, Neuberger Berman, LLC, December 2002 to 2005; Director and Chairman, Management since December 2002; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.	61	Director, Dale Carnegie and Associates, Inc. (private company) since 1998; Director, Solbright, Inc. (private company) since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Fund Trustee(4)	Other Directorships Held Outside Fund Complex by Fund Trustee

Peter E. Sundman (48)*	Chairman of the Board, Chief Executive Officer and Trustee since 2005	Executive Vice President, Neuberger Berman Inc. (holding company) since 1999; Head of Neuberger Berman Inc.’s Mutual Funds Business (since 1999) and Institutional Business (1999 to October 2005); responsible for Managed Accounts Business and intermediary distribution since October 1999; President and Director, Management since 1999; Managing Director, Neuberger Berman, LLC since 2005; formerly, Executive Vice President, Neuberger Berman, LLC, 1999 to December 2005; formerly, Principal, Neuberger Berman, LLC, 1997 to 1999; formerly, Senior Vice President, Management, 1996 to 1999.	61	Director and Vice President, Neuberger & Berman Agency, Inc. since 2000; formerly, Director, Neuberger Berman Inc. (holding company), October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee, College of Wooster.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the Trust’s Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)	For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*	Indicates a Fund Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

Information about the Officers of the Trust

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Andrew B. Allard (45)	Anti-Money Laundering Compliance Officer since 2005	Senior Vice President, Neuberger Berman, LLC since 2006; Deputy General Counsel, Neuberger Berman, LLC since 2004; formerly, Vice President, Neuberger Berman, LLC, 2000 to 2006; formerly, Associate General Counsel, Neuberger Berman, LLC, 1999 to 2004; Anti-Money Laundering Compliance Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Michael J. Bradler (37)	Assistant Treasurer since 2005	Vice President, Neuberger Berman, LLC since 2006; Employee, Management since 1997; Assistant Treasurer, sixteen registered investment companies for which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Claudia A. Brandon (50)	Secretary since 2005	Senior Vice President, Neuberger Berman, LLC since 2007; Vice President-Mutual Fund Board Relations, Management since 2000 and Assistant Secretary since 2004; formerly, Vice President, Neuberger Berman, LLC, 2002 to 2006 and Employee since 1999; Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Robert Conti (50)	Vice President since 2005	Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior Vice President, Neuberger Berman, LLC, 2003 to 2006; formerly, Vice President, Neuberger Berman, LLC, 1999 to 2003; Senior Vice President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Brian J. Gaffney (53)	Vice President since 2005	Managing Director, Neuberger Berman, LLC since 1999; Senior Vice President, Management since 2000; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Maxine L. Gerson (56)	Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Senior Vice President, Neuberger Berman, LLC since 2002; Deputy General Counsel and Assistant Secretary, Neuberger Berman, LLC since 2001; Secretary and General Counsel, Management since 2004; Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), sixteen registered investment companies for which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Sheila R. James (41)	Assistant Secretary since 2005	Assistant Vice President, Neuberger Berman, LLC since 2007 and Employee since 1999; Assistant Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Kevin Lyons (51)	Assistant Secretary since 2005	Employee, Neuberger Berman, LLC since 1999; Assistant Secretary, sixteen registered investment companies for which Management acts as investment manager and administrator (ten since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

John M. McGovern (37)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2005	Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice President, Neuberger Berman, LLC, 2004 to 2006; Employee, Management since 1993; Treasurer and Principal Financial and Accounting Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006); formerly, Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (36)	Assistant Treasurer since 2005	Vice President, Neuberger Berman, LLC since 2006; Employee, Management since 1995; Assistant Treasurer, sixteen registered investment companies for which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Frederic B. Soule (61)	Vice President since 2005	Senior Vice President, Neuberger Berman, LLC since 2003; formerly, Vice President, Neuberger Berman, LLC, 1999 to 2003; Vice President, sixteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004, one since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2006).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Chamaine Williams (35)	Chief Compliance Officer since 2005	Senior Vice President, Lehman Brothers Inc. since 2007; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, sixteen registered investment companies for which Management acts as investment manager and administrator (fifteen since 2005 and one since 2006) and one registered investment company for which Management acts as investment adviser (since 2005); Chief Compliance Officer, Lehman Brothers Asset Management Inc. since 2003; Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC since 2003; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for the Portfolio and Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

888.556.9030

Web site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolios. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolios. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

G0069 05/07

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Lehman Brothers Reserve Liquidity Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant’s Form N-CSR filed on June 5, 2006.  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant’s audit committee financial expert is Howard Mileaf.  Mr. Mileaf is an independent director as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

The financial information provided below is that of the registrant, Lehman Brothers Reserve Liquidity Funds.  This N-CSR relates only to Prime Reserve Portfolio (the “Fund”).  Tait, Weller & Baker LLP (“TW&B”) serves as independent registered public accounting firm to Prime Reserve Portfolio.  Since the Registrant did not complete one full year of operations in 2006, the 2006 fees are only shown from commencement of operations.

(a) Audit Fees

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $4,000 and $4,200 for the fiscal years ended 2006 and 2007, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,250 and $1,600 for the fiscal years ended 2006 and 2007, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 and $1,500 for the fiscal years ended 2006 and 2007, respectively.  The Audit Committee approved 0% and 0% of these services provided by TW&B for the fiscal years ended 2006 and 2007, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2006 and 2007, respectively.

(e) Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,250 and $1,600 for the fiscal years ended 2006 and 2007, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,700 and $41,100 for the fiscal years ended 2006 and 2007, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining TW&B’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for each series is disclosed in the Registrant’s Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006).

 (a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are attached hereto.

(a)(3)

Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Rule 30a-2(a) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS RESERVE LIQUIDITY FUNDS

By:___/s/Peter E. Sundman___

Peter E. Sundman

Chief Executive Officer

Date: June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: ___/s/Peter E. Sundman _____

Peter E. Sundman

Chief Executive Officer

Date: June 7, 2007

By: ___/s/John M. McGovern ________

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: June 7, 2007